2 SIGNIFICANT ACCOUNTING POLICIES: Adoption of accounting standards (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Adoption of accounting standards

Adoption of accounting standards

Effective January 1, 2017, the Company adopted the amendments issued in January 2016 to IAS 7, Statement of Cash Flows (“IAS 7”). These amendments were applied prospectively. These amendments required the Company to provide information about changes in their financing liabilities. Adoption of these amendments did not have a significant impact on the Company’s consolidated financial statements.